5. SOFTWARE (Details) - USD ($)	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Capitalized Computer Software, Net [Abstract]
Software, beginning	$ 21,500	$ 0
Additions	44,250	21,500
Depreciation	0	0
Software, ending	$ 65,750	$ 21,500